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                                 PAYDEN & RYGEL
                       333 South Grand Avenue, 32nd Floor
                          Los Angeles, California 90071
                            Telephone (213) 625-1900

                                December 24, 2008

WRITER'S DIRECT
DIAL NUMBER
(213) 830-4255

Securities and Exchange Commission
Attention:  James O'Connor
100 "F" Street, N.E.
Washington, D.C. 20549

                  Re:      The Payden & Rygel Investment Group
                           Post Effective Amendment No. 59 to
                           Form N-1A Registration Statement
                           File Nos. 811-6625, 33-46973
                           CIK No. 0000885709

Transmittal Letter and Request for Acceleration of Effective Date of the Filing

Mr. O'Connor:

         Concurrently with this letter, we are filing electronically with the Securities and Exchange Commission (the "Commission) on behalf of The Payden & Rygel Investment Group (the "Fund"), pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), Post- Effective Amendment No. 59 to the Fund's Registration Statement on Form N-1A under the 1933 Act and Amendment No. 58 under the Investment Company Act of 1940, as amended (the "Filing"). The Filing is with respect to a new series of the Fund, the Payden Corporate Bond Fund.

Request for Acceleration of Effective Date of the Filing

         The purpose of this letter is to request acceleration, pursuant to Rule 461 under the 1933 Act, of the effective date of the Filing to Monday, February 23, 2009. This date is 61 days from the filing date of December 24, 2008. We recognize that the normal review period under Rule 485(a)(2) is 75 days. However, we believe that our request is consistent with the standard for granting acceleration requests set forth in Rule 461(b). The primary reason for the acceleration request and the specific date chosen is that the Fund's standard practice is to include all of its mutual funds in one prospectus and related SAI. The Fund's fiscal year-end is October 31, and thus it is required to file its annual update of that standard prospectus and SAI by the following February 28. By doing so, the Fund benefits current investors and potential investors by eliminating the cost of multiple prospectuses, providing a more comprehensive and complete view of each of the mutual funds offered by the Fund and thus enhances the understanding of investors and potential investors. In addition, the new Payden Corporate Bond Fund is a very basic and plain vanilla bond fund, utilizing traditional and well-understood investment strategies and techniques.

         In connection with that request, we acknowledge and agree to the following:

         1. Should the Commission or the Commission staff, acting pursuant to delegated authority, declare the Filing effective, it does not foreclose the Commission from taking any action with respect to the Filing; and

         2. The action of the Commission or Commission staff, acting pursuant to delegated authority, in declaring the Filing effective does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the Filing; and

         3. The Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

         Should you have any questions on the foregoing, please do not hesitate to contact the undersigned at the number set forth above. Thank you for your assistance.


Very truly yours,



Edward S. Garlock
Managing Principal and
General Counsel